Insurance business - Net Insurance Claims And Benefits Paid And Movement In Liabilities To Policyholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	$ 12,645	$ 14,926	$ 9,807
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	9,684	9,903	8,338
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,108	1,213	(255)
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,853	3,810	1,724
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	13,015	16,332	10,221
– claims, benefits and surrenders paid	6,678	6,604	6,809
– movement in liabilities	6,337	9,728	3,412
Gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	10,050	11,305	8,943
– claims, benefits and surrenders paid	3,695	3,783	3,852
– movement in liabilities	6,355	7,522	5,091
Gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,112	1,217	(446)
– claims, benefits and surrenders paid	900	900	1,088
– movement in liabilities	212	317	(1,534)
Gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,853	3,810	1,724
– claims, benefits and surrenders paid	2,083	1,921	1,869
– movement in liabilities	(230)	1,889	(145)
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(370)	(1,406)	(414)
– claims, benefits and surrenders paid	(440)	(428)	(492)
– movement in liabilities	70	(978)	78
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(366)	(1,402)	(605)
– claims, benefits and surrenders paid	(430)	(411)	(311)
– movement in liabilities	64	(991)	(294)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(4)	(4)	191
– claims, benefits and surrenders paid	(10)	(17)	(181)
– movement in liabilities	6	13	372
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	0	0	0
– claims, benefits and surrenders paid	0	0	0
– movement in liabilities	$ 0	$ 0	$ 0